Annual Total Returns - Templeton Global Bond VIP Fund [BarChart] - FTVIP Class 1-62 - Templeton Global Bond VIP Fund - Class 1	May 01, 2021
Bar Chart Table:
Annual Return 2011	(0.61%)
Annual Return 2012	15.31%
Annual Return 2013	1.89%
Annual Return 2014	2.12%
Annual Return 2015	(4.10%)
Annual Return 2016	3.21%
Annual Return 2017	2.15%
Annual Return 2018	2.15%
Annual Return 2019	1.89%
Annual Return 2020	(4.73%)